Share-Based Compensation - Schedule of Share-Based Compensation Recognized Related to Share Options Granted (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Recognized Related to Share Options Granted [Abstract]
General and administrative expenses	[1]	¥ 54	¥ (959)	¥ (72,133)

[1]	In compliance with ASC 718 Compensation – Stock Compensation, the Company recognized RMB54 SBC expenses in the year ended December 31, 2025, including the reversal of RMB320.